Income Tax - Composition of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current expense	$ 17,504	$ 14,394	$ 14,796
Deferred expense (benefit)	(1,248)	215	(359)
Income tax expense	$ 16,256	$ 14,609	$ 14,437